Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Compensation [Abstract]
Schedule of Accrued Compensation

	March 31, 2013	December 31, 2012

Accrued wages	$36,053	$17,046
Accrued vacation	78,762	70,846

Total accrued compensation	$114,815	$87,892

	As of December 31,
	2012	2011
Accrued wages	$17,046	$126,050
Accrued vacation	70,846	51,351

Total accrued compensation	$87,892	$177,401